UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Short Term Real Return Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Short Term Real Return Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	28
Officers and Trustees	31
Important Notices	32

Eaton Vance
Short Term Real Return Fund
April 30, 2011
Portfolio Manager Thomas H. Luster, CFA; Stewart D. Taylor
Performance1

	Class A	Class C	Class I
Symbol	EARRX	ECRRX	EIRRX
Inception Date	4/1/10	4/1/10	4/1/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	5.10	4.73	5.23
One Year	7.15	6.25	7.30
Since Inception	7.82	6.92	7.97

% SEC Average Annual Total Returns with maximum sales charge

Six Months	0.10	3.73	5.23
One Year	2.10	5.25	7.30
Since Inception	3.06	6.92	7.97

% Maximum Sales Charge	Class A	Class C	Class I

	4.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	2.63	3.38	2.38
Net	1.15	1.90	0.90

Comparative Performance[3]			% Return

BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury Index

Six Months			3.70
One Year			6.14
Since Inception			6.49

Lipper Treasury Inflation Protected Securities Funds Average*

Six Months			1.20
One Year			7.23
Since Inception			8.90
* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Short Term Real Return Fund
April 30, 2011
Fund Profile4

Asset Allocation5 (% of total investments)

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Short Term Real Return Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Effective 7/1/11, maximum sales charge will be reduced to 2.25%.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/12. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement performance would have been lower.

3.	BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund invests in one or more affiliated investment companies (“Portfolios”). Unless otherwise noted, references to investments are to the aggregate holdings of the Portfolios.

5.	Calculation shows the Fund’s pro-rated share of each Portfolio’s total investments plus the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation).

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)		Ratio

Actual
Class A	$1,000.00	$1,051.00	$5.85	**	1.15%
Class C	$1,000.00	$1,047.30	$9.64	**	1.90%
Class I	$1,000.00	$1,052.30	$4.58	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.76	**	1.15%
Class C	$1,000.00	$1,015.40	$9.49	**	1.90%
Class I	$1,000.00	$1,020.30	$4.51	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 96.8%
Security		Value

Inflation-Linked Securities Portfolio (identified cost, $35,201,106)		$35,758,817
Floating Rate Portfolio (identified cost, $23,316,386)		23,961,984

Total Investments in Affiliated Portfolios
(identified cost $58,517,492)		$59,720,801

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(1)	$575	$575,273

Total Short-Term Investments
(identified cost $575,273)(2)		$575,273

Total Investments — 97.7%
(identified cost $59,092,765)		$60,296,074

Other Assets, Less Liabilities — 2.3%		$1,417,433

Net Assets — 100.0%		$61,713,507

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

(2)	Cost for federal income taxes is the same.

See Notes to Financial Statements.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in affiliated Portfolios, at value (identified cost, $58,517,492)	$59,720,801
Affiliated investment, at value (identified cost, $575,273)	575,273
Interest receivable from affiliated investment	73
Receivable for Fund shares sold	845,338
Receivable for open swap contracts	694,401
Receivable from affiliate	11,950

Total assets	$61,847,836

Liabilities

Payable for Fund shares redeemed	$4,931
Distributions payable	96,551
Payable to affiliates:
Investment adviser fee	465
Distribution and service fees	9,829
Trustees’ fees	42
Accrued expenses	22,511

Total liabilities	$134,329

Net Assets	$61,713,507

Sources of Net Assets

Paid-in capital	$59,244,388
Accumulated net realized gain	624,859
Accumulated distributions in excess of net investment income	(53,450)
Net unrealized appreciation	1,897,710

Total	$61,713,507

Class A Shares

Net Assets	$22,561,151
Shares Outstanding	2,142,579
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.53
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.06

Class C Shares

Net Assets	$7,810,372
Shares Outstanding	742,350
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.52

Class I Shares

Net Assets	$31,341,984
Shares Outstanding	2,978,777
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Statement of Operations (Unaudited)

Period Ended
Investment Income	April 30, 2011

Interest and other income allocated from Portfolios	$710,837
Interest allocated from affiliated investment	427
Expenses allocated from affiliated investment	(22)
Expenses allocated from Portfolios	(135,462)

Net investment income	$575,780

Expenses

Investment adviser fee	$1,795
Administration fee	32,853
Distribution and service fees
Class A	14,792
Class C	16,712
Trustees’ fees and expenses	250
Custodian fee	13,408
Transfer and dividend disbursing agent fees	13,566
Legal and accounting services	12,247
Printing and postage	15,931
Registration fees	33,612
Miscellaneous	2,558

Total expenses	$157,724

Deduct —
Waiver of fees and reimbursement of expenses by affiliate	$64,591

Total expense reductions	$64,591

Net expenses	$93,133

Net investment income	$482,647

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions allocated from affiliated investment	$7
Swap contracts	33,532
Net realized gain (loss) allocated from Portfolios —
Investment transactions	641,916
Written options	1,176
Foreign currency and forward foreign currency exchange contract transactions	(79,014)

Net realized gain	$597,617

Change in unrealized appreciation (depreciation) —
Swap contracts	$574,168
Change in unrealized appreciation (depreciation) allocated from Portfolios —
Investments	847,347
Foreign currency and forward foreign currency exchange contracts	(80,677)

Net change in unrealized appreciation (depreciation)	$1,340,838

Net realized and unrealized gain	$1,938,455

Net increase in net assets from operations	$2,421,102

See Notes to Financial Statements.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010(1)

From operations —
Net investment income	$482,647	$132,815
Net realized gain from investment transactions, swap contracts, written options and foreign currency and forward foreign currency exchange contract transactions	597,617	219,202
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	1,340,838	556,872

Net increase in net assets from operations	$2,421,102	$908,889

Distributions to shareholders —
From net investment income
Class A	$(144,638)	$(12,234)
Class C	(32,244)	(1,044)
Class I	(341,807)	(135,130)
From net realized gain
Class A	(65,033)	—
Class C	(11,848)	—
Class I	(210,308)	—

Total distributions to shareholders	$(805,878)	$(148,408)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,135,886	$4,760,777
Class C	6,846,693	895,571
Class I	3,558,428	27,187,810
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	196,518	11,714
Class C	36,778	735
Class I	19,723	1,901
Cost of shares redeemed
Class A	(917,741)	(207,406)
Class C	(78,672)	(58,629)
Class I	(1,052,284)	—

Net increase in net assets from Fund share transactions	$26,745,329	$32,592,473

Net increase in net assets	$28,360,553	$33,352,954

Net Assets

At beginning of period	$33,352,954	$—

At end of period	$61,713,507	$33,352,954

Accumulated distributions in excess of net investment income

At end of period	$(53,450)	$(17,408)

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$10.200		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.116		$0.077
Net realized and unrealized gain	0.399		0.242

Total income from operations	$0.515		$0.319

Less Distributions

From net investment income	$(0.109)		$(0.119)
From net realized gain	(0.076)		—

Total distributions	$(0.185)		$(0.119)

Net asset value — End of period	$10.530		$10.200

Total Return(3)	5.10	%(4)	3.22	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,561		$4,641
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.15	%(8)	1.15	%(8)
Net investment income	2.26	%(8)	1.30	%(8)
Portfolio Turnover of the Fund(9)	1	%(4)	1	%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	352	%(4)	309	%(4)
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39	%(10)

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.29% and 1.48% of average daily net assets for the six months ended April 30, 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(10)	For the Portfolio’s year ended October 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$10.190		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.090		$0.033
Net realized and unrealized gain	0.387		0.232

Total income from operations	$0.477		$0.265

Less Distributions

From net investment income	$(0.071)		$(0.075)
From net realized gain	(0.076)		—

Total distributions	$(0.147)		$(0.075)

Net asset value — End of period	$10.520		$10.190

Total Return(3)	4.73	%(4)	2.66	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,810		$849
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.90	%(8)	1.90	%(8)
Net investment income	1.76	%(8)	0.55	%(8)
Portfolio Turnover of the Fund(9)	1	%(4)	1	%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	352	%(4)	309	%(4)
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39	%(10)

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.29% and 1.48% of average daily net assets for the six months ended April 30, 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(10)	For the Portfolio’s year ended October 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$10.190		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.113		$0.086
Net realized and unrealized gain	0.414		0.236

Total income from operations	$0.527		$0.322

Less Distributions

From net investment income	$(0.121)		$(0.132)
From net realized gain	(0.076)		—

Total distributions	$(0.197)		$(0.132)

Net asset value — End of period	$10.520		$10.190

Total Return(3)	5.23	%(4)	3.25	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,342		$27,864
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.90	%(8)	0.90	%(8)
Net investment income	2.22	%(8)	1.47	%(8)
Portfolio Turnover of the Fund(9)	1	%(4)	1	%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	352	%(4)	309	%(4)
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39	%(10)

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.29% and 1.48% of average daily net assets for the six months ended April 30, 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes investment activity of the Portfolios.
(10)	For the Portfolio’s year ended October 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Short Term Real Return Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following two Portfolios managed by Eaton Vance Management (EVM) or its affiliates: Inflation-Linked Securities Portfolio and Floating Rate Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Inflation-Linked Securities Portfolio and Floating Rate Portfolio (99.9% and 0.2%, respectively, at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Inflation-Linked Securities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Floating Rate Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by Inflation-Linked Securities Portfolio is discussed in Note 1A of Inflation-Linked Securities Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Additional valuation policies for Floating Rate Portfolio (the Portfolio) are as follows: The Portfolio’s investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issues. Interests in Senior Loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

In addition to investing in the Portfolios, the Fund may invest directly in securities or other instruments. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Interest rate and inflation swaps, as invested directly by the Fund, are normally valued using valuations

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

B Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from April 1, 2010 to October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Interest Rate Swaps — In an interest rate swap, the Fund either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

I Inflation Swaps — In an inflation swap, the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

J Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the basis of identified cost.

K Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2011, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $101,320 and the investment adviser fee paid by the Fund on Investable Assets amounted to $1,795. For the six months ended April 30, 2011, the Fund’s investment adviser fee, including the investment adviser fees allocated from the Portfolios, was 0.47% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $32,853.

EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.15%, 1.90% and 0.90% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2012. Pursuant to this agreement, EVM waived fees and reimbursed expenses of $64,591 for the six months ended April 30, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $163 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $8,263 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $14,792 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $12,549 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $4,163 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $10 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Inflation-Linked Securities Portfolio	$15,105,690	$137,718
Floating Rate Portfolio	10,028,147	91,426

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Period Ended
Class A	(Unaudited)	October 31, 2010(1)

Sales	1,757,358	474,564
Issued to shareholders electing to receive payments of distributions in Fund shares	19,049	1,158
Redemptions	(88,985)	(20,565)

Net increase	1,687,422	455,157

	Six Months Ended
	April 30, 2011	Period Ended
Class C	(Unaudited)	October 31, 2010(1)

Sales	663,128	89,096
Issued to shareholders electing to receive payments of distributions in Fund shares	3,557	73
Redemptions	(7,624)	(5,880)

Net increase	659,061	83,289

	Six Months Ended
	April 30, 2011	Period Ended
Class I	(Unaudited)	October 31, 2010(1)

Sales	342,250	2,734,826
Issued to shareholders electing to receive payments of distributions in Fund shares	1,916	188
Redemptions	(100,403)	–

Net increase	243,763	2,735,014

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

At April 30, 2011, EVM owned 44% of the value of the outstanding shares of the Fund.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

8 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Inflation Swaps
	Notional	Fund	Fund		Termination	Net Unrealized
Counterparty	Amount	Pays	Receives		Date	Appreciation

Barclays Bank PLC	$3,000,000	1.270%	Return on CPI-U (NSA	)	7/29/13	$115,833
Citibank NA	1,000,000	1.520	Return on CPI-U (NSA	)	4/8/12	18,775
Citibank NA	6,000,000	2.220	Return on CPI-U (NSA	)	2/25/13	100,146
Citibank NA	1,500,000	1.280	Return on CPI-U (NSA	)	10/1/13	65,155
Credit Suisse	3,500,000	1.185	Return on CPI-U (NSA	)	7/23/13	143,195
Credit Suisse	3,500,000	1.210	Return on CPI-U (NSA	)	7/27/13	141,152

						$584,256

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Interest Rate Swaps
		Fund
	Notional	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	Amount	Floating Rate	Rate Index	Fixed Rate	Date	Appreciation

Barclays Bank PLC	$1,000,000	Pays	3 month USD-LIBOR-BBA	1.283%	4/8/12	$9,150
Citibank NA	3,500,000	Pays	3 month USD-LIBOR-BBA	0.812	7/23/12	23,206
Citibank NA	1,500,000	Pays	3 month USD-LIBOR-BBA	0.593	10/1/12	2,001
Credit Suisse	3,500,000	Pays	3 month USD-LIBOR-BBA	0.810	7/27/12	22,852
Credit Suisse	3,000,000	Pays	3 month USD-LIBOR-BBA	0.853	7/29/12	21,399
Credit Suisse	6,000,000	Pays	3 month USD-LIBOR-BBA	0.918	2/25/13	31,537

						$110,145

At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At April 30, 2010, the Fund held no derivatives with credit-related contingent features in a net liability position.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk was $694,401, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $360,135. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap Contracts	$694,401	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Swap Contracts	$33,532	$574,168

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Changed in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swaps outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $30,143,000.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$59,720,801	$—	$—	$59,720,801
Short-Term Investments	—	575,273	—	575,273

Total Investments	$59,720,801	$575,273	$—	$60,296,074

Swap Contracts	—	694,401	—	694,401

Total	$59,720,801	$1,269,674	$—	$60,990,475

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Inflation-Linked Securities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

U.S. Treasury Obligations — 113.0%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/13(1)	$13,871	$14,597,250
1.25%, 4/15/14(1)	16,494	17,839,458
1.625%, 1/15/15(1)(2)	4,648	5,120,163
1.875%, 7/15/15(1)	2,531	2,834,282

Total U.S. Treasury Obligations
(identified cost $39,833,428)		$40,391,153

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(3)	$766	$766,140

Total Short-Term Investments
(identified cost $766,140)		$766,140

Total Investments — 115.1%
(identified cost $40,599,568)		$41,157,293

Other Assets, Less Liabilities — (15.1)%		$(5,397,412)

Net Assets — 100.0%		$35,759,881

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Security (or a portion thereof) was purchased on a forward commitment basis.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $39,833,428)	$40,391,153
Affiliated investment, at value (identified cost, $766,140)	766,140
Interest receivable	50,489
Interest receivable from affiliated investment	90
Receivable from affiliate	4,098

Total assets	$41,211,970

Liabilities

Payable for investments purchased	$5,415,475
Payable to affiliates:
Investment adviser fee	12,296
Trustees’ fees	103
Accrued expenses	24,215

Total liabilities	$5,452,089

Net Assets applicable to investors’ interest in Portfolio	$35,759,881

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$35,202,156
Net unrealized appreciation	557,725

Total	$35,759,881

See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest	$295,499
Interest allocated from affiliated investment	464
Expenses allocated from affiliated investment	(24)

Total investment income	$295,939

Expenses

Investment adviser fee	$57,351
Trustees’ fees and expenses	680
Custodian fee	17,160
Legal and accounting services	12,976
Miscellaneous	341

Total expenses	$88,508

Net investment income	$207,431

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$514,155
Investment transactions allocated from affiliated investment	9
Written options	1,176

Net realized gain	$515,340

Change in unrealized appreciation (depreciation) —
Investments	$414,494

Net change in unrealized appreciation (depreciation)	$414,494

Net realized and unrealized gain	$929,834

Net increase in net assets from operations	$1,137,265

See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010(1)

From operations —
Net investment income (loss)	$207,431	$(20,401)
Net realized gain from investment transactions and written options	515,340	232,633
Net change in unrealized appreciation (depreciation) from investments	414,494	143,231

Net increase in net assets from operations	$1,137,265	$355,463

Capital transactions —
Contributions	$15,105,690	$19,380,148
Withdrawals	(137,718)	(80,967)

Net increase in net assets from capital transactions	$14,967,972	$19,299,181

Net increase in net assets	$16,105,237	$19,654,644

Net Assets

At beginning of period	$19,654,644	$—

At end of period	$35,759,881	$19,654,644

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended
	April 30, 2011		Period Ended
Ratios/Supplemental Data	(Unaudited)		October 31, 2010(1)

Ratios (as a percentage of average daily net assets):
Expenses	0.69	%(2)	1.15	%(2)(3)
Net investment income (loss)	1.62	%(2)	(0.37	)%(2)
Portfolio Turnover	352	%(4)	309	%(4)

Total Return	5.68	%(4)	2.50	%(4)

Net assets, end of period (000’s omitted)	$35,760		$19,655

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.
(2)	Annualized.
(3)	The investment adviser reimbursed expenses equal to 0.07% of average daily net assets for the period from the start of business, April 1, 2010, to October 31, 2010.
(4)	Not annualized.

See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Inflation-Linked Securities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Short Term Real Return Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial period of operations from April 1, 2010 to October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

Inflation-Linked Securities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I Forward Purchase Commitments — The Portfolio may purchase fixed-income securities on a forward commitment basis with payment and delivery taking place in the future. Forward purchase commitments may be entered into with the intention of acquiring securities or for purposes of investment leverage. In such a transaction, the Portfolio is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment was made. From the time of entering into the transaction until delivery and payment is made at a later date (or until a separate agreement is entered into to sell the securities before the settlement date), the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2011, the investment adviser fee was 0.45% (annualized) of the Portfolio’s average daily net assets and amounted to $57,351.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$—	$—
U.S. Government and Agency Securities	122,295,435	106,017,195

	$122,295,435	$106,017,195

Inflation-Linked Securities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,599,628

Gross unrealized appreciation	$557,665
Gross unrealized depreciation	—

Net unrealized appreciation	$557,665

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written options activity for the six months ended April 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	—	$—
Options written	5	2,404
Options terminated in closing purchase transactions	(5)	(2,404)

Outstanding, end of period	—	$—

During the six months ended April 30, 2011, the Portfolio entered into options on U.S. Treasury futures contracts to enhance yield.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income

Written options	$1,176	$—

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

Inflation-Linked Securities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$40,391,153	$—	$40,391,153
Short-Term Investments	—	766,140	—	766,140

Total Investments	$—	$41,157,293	$—	$41,157,293

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory agreement of Eaton Vance Short Term Real Return Fund (the “Fund”), with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Floating Rate Portfolio, Inflation-Linked Securities Portfolio and Investment Portfolio (the “Portfolios”), the portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred herein as the “Adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM and the Portfolios by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in investing in real return instruments such as inflation-indexed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected devoted to the Fund and Portfolios by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund and the Portfolios (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Short Term Real Return Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Short Term Real Return Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Inflation-Linked Securities Portfolio

Thomas H. Luster President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Short Term Real Return Fund and Inflation-Linked Securities Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Short Term Real Return Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Inflation-Linked Securities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Term Real Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4596-6/11	STRRSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: June 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 20, 2011

By:	/s/ Duncan W. Richardson Duncan W. Richardson President
Date: June 20, 2011